Loans payable - Short-term loan - 2 (Details) - Short-term loan #2 - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Nov. 11, 2021
Loans payable
Face amount			$ 190,444
Balance	$ 0	$ 174,840